Consolidated Schedule of Investments
July 31, 2019
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–43.11%(a)
Brazil–3.86%
Brazil Notas do Tesouro Nacional,
10.00%, 01/01/2029	BRL	500,000	$156,259
Series NTNF, 10.00%, 01/01/2027	BRL	2,400,000	737,303
			893,562
Colombia–3.52%
Colombian Titulos De Tesoreria,
Series B, 10.00%, 07/24/2024	COP	1,620,000,000	597,975
7.00%, 06/30/2032	COP	658,300,000	215,458
			813,433
Czech Republic–2.45%
Czech Republic Government Bond,
Series 52, REGS, 4.70%, 09/12/2022(b)	CZK	6,000,000	286,956
Series 58, REGS, 5.70%, 05/25/2024(b)	CZK	4,200,000	220,393
Series 89, REGS, 2.40%, 09/17/2025(b)	CZK	900,000	41,381
Series 97, REGS, 0.45%, 10/25/2023(b)	CZK	400,000	16,759
			565,489
Indonesia–9.21%
Indonesia Treasury Bond,
Series FR56, 8.38%, 09/15/2026	IDR	2,000,000,000	152,615
Series FR63, 5.63%, 05/15/2023	IDR	8,375,000,000	578,775
Series FR64, 6.13%, 05/15/2028	IDR	5,740,000,000	378,573
Series FR77, 8.13%, 05/15/2024	IDR	9,145,000,000	689,010
Series FR78, 8.25%, 05/15/2029	IDR	2,500,000,000	189,789
Series FR79, 8.38%, 04/15/2039	IDR	1,873,000,000	141,082
			2,129,844
Mexico–7.01%
Mexican Bonos,
Series M, 6.50%, 06/09/2022	MXN	6,100,000	312,073
8.00%, 12/07/2023	MXN	1,000,000	53,558
7.75%, 11/23/2034	MXN	2,730,000	143,197
7.75%, 11/13/2042	MXN	1,900,000	97,597
Series M-20, 10.00%, 12/05/2024	MXN	9,500,000	555,106
7.50%, 06/03/2027	MXN	8,800,000	460,390
			1,621,921
	Principal Amount		Value
Peru–3.31%
Peru Government Bond, REGS, 6.15%, 08/12/2032(b)	PEN	700,000	$240,907
Peruvian Government International Bond, 5.94%, 02/12/2029(b)	PEN	1,550,000	524,782
			765,689
Poland–3.88%
Republic of Poland Government Bond,
Series 422, 2.25%, 04/25/2022	PLN	1,900,000	498,466
Series 424, 2.50%, 04/25/2024	PLN	900,000	239,390
Series 726, 2.50%, 07/25/2026	PLN	600,000	159,626
			897,482
Russia–3.31%
Russian Federal Bond - OFZ,
Series 6219, 7.75%, 09/16/2026	RUB	24,000,000	391,443
Series 6221, 7.70%, 03/23/2033	RUB	6,100,000	98,707
Series 6227, 7.40%, 07/17/2024	RUB	17,200,000	275,037
			765,187
South Africa–2.81%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	850,000	55,378
Series 2032, 8.25%, 03/31/2032	ZAR	3,300,000	211,670
Series 2035, 8.88%, 02/28/2035	ZAR	2,000,000	130,962
Series 2044, 8.75%, 01/31/2044	ZAR	900,000	56,049
Series 2048, 8.75%, 02/28/2048	ZAR	1,400,000	86,564
Series R186, 10.50%, 12/21/2026	ZAR	1,400,000	109,238
			649,861
Thailand–3.75%
Thailand Government Bond,
2.88%, 12/17/2028	THB	11,000,000	389,016
4.88%, 06/22/2029	THB	7,300,000	301,924
3.30%, 06/17/2038	THB	4,500,000	175,519
			866,459
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,578,737)			9,968,927

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Emerging Markets Flexible Bond Fund

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–40.06%
Angola–1.44%
Angolan Government International Bond, REGS, 9.38%, 05/08/2048(b)	$300,000	$331,988
Argentina–1.57%
Argentine Republic Government International Bond, 6.63%, 07/06/2028	450,000	363,375
Chile–1.35%
Empresa Nacional del Petroleo, 5.25%, 11/06/2029(b)	276,000	313,111
China–5.41%
China Construction Bank Corp., REGS, 4.65% (b)(c)	200,000	202,633
China Merchants Bank Co. Ltd., REGS, 4.40% (b)(c)	200,000	196,813
Country Garden Holdings Co. Ltd., REGS, 5.13%, 01/17/2025(b)	250,000	244,337
Shimao Property Holdings Ltd., REGS, 5.20%, 01/30/2025(b)	400,000	403,930
Sunac China Holdings Ltd., REGS, 7.95%, 08/08/2022(b)	200,000	203,750
		1,251,463
Colombia–1.88%
Colombia Government International Bond,
3.88%, 04/25/2027	200,000	209,202
4.50%, 03/15/2029	205,000	224,580
		433,782
Ecuador–1.62%
Ecuador Government International Bond, REGS, 9.63%, 06/02/2027(b)	350,000	375,375
Hong Kong–1.74%
Bank of East Asia Ltd. (The), REGS, 5.50% (b)(c)	200,000	200,807
Industrial & Commercial Bank of China Asia Ltd., REGS, 4.25% (b)(c)	200,000	200,529
		401,336
Indonesia–2.96%
Indonesia Government International Bond,
4.75%, 02/11/2029	200,000	225,771
5.35%, 02/11/2049	206,000	249,564
PT Perusahaan Listrik Negara, REGS, 4.13%, 05/15/2027(b)	200,000	208,654
		683,989
Principal Amount		Value
Jamaica–2.53%
Jamaica Government International Bond, 6.75%, 04/28/2028	$505,000	$585,805
Kazakhstan–2.10%
KazMunayGas National Co. JSC, REGS, 6.38%, 10/24/2048(b)	400,000	484,610
Kenya–1.35%
Kenya Government International Bond, REGS, 7.25%, 02/28/2028(b)	300,000	313,274
Lebanon–1.08%
Lebanon Government International Bond, 6.40%, 05/26/2023	300,000	249,774
Macau–0.92%
Studio City Finance Ltd., 7.25%, 02/11/2024(b)	200,000	212,000
Mexico–2.16%
Mexico Government International Bond, 4.50%, 04/22/2029	200,000	212,700
Petroleos Mexicanos,
5.35%, 02/12/2028	104,000	95,836
6.75%, 09/21/2047	210,000	191,426
		499,962
Namibia–0.89%
Namibia International Bond, REGS, 5.25%, 10/29/2025(b)	200,000	204,682
Paraguay–1.97%
Paraguay Government International Bond,
5.60%, 03/13/2048(b)	200,000	229,750
5.40%, 03/30/2050(b)	200,000	226,127
		455,877
Peru–0.82%
Peru Enhanced Pass-Through Finance Ltd., REGS, 0.00%, 06/02/2025(b)(d)	206,179	188,654
Qatar–1.40%
Qatar Government International Bond, 4.82%, 03/14/2049(b)	279,000	323,642
Russia–3.65%
Russian Foreign Bond, REGS, 4.25%, 06/23/2027(b)	600,000	627,234
Russian Foreign Bond - Eurobond, 5.10%, 03/28/2035(b)	200,000	217,555
		844,789
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Emerging Markets Flexible Bond Fund

	Principal Amount	Value
Senegal–1.07%
Senegal Government International Bond, 6.25%, 05/23/2033(b)	$250,000	$248,263
Singapore–1.23%
Puma International Financing S.A., 5.00%, 01/24/2026(b)	300,000	284,243
South Africa–0.92%
Republic of South Africa Government International Bond, 5.88%, 06/22/2030	200,000	213,173
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,741,083)		9,263,167
Shares		Value
Money Market Funds–11.22%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)	907,445	$907,445
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)	647,973	648,232
Invesco Treasury Portfolio, Institutional Class, 2.15%(e)	1,037,081	1,037,081
Total Money Market Funds (Cost $2,592,695)		2,592,758
TOTAL INVESTMENTS IN SECURITIES—94.39% (Cost $20,912,515)		21,824,852
OTHER ASSETS LESS LIABILITIES–5.61%		1,298,262
NET ASSETS–100.00%		$23,123,114
Investment Abbreviations:
BRL	– Brazilian Real
COP	– Colombia Peso
CZK	– Czech Koruna
IDR	– Indonesian Rupiah
MXN	– Mexican Peso
PEN	– Peruvian Sol
PLN	– Polish Zloty
REGS	– Regulation S
RUB	– Russian Ruble
THB	– Thai Baht
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $7,773,139, which represented 33.62% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S.Treasury 5 Year Notes	14	September-2019	$1,645,766	$11,670	$11,670

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/30/2019	Bank of America, N.A.	PLN	730,000	USD	189,631	$1,162
08/30/2019	Bank of America, N.A.	USD	56,869	ZAR	825,000	455
08/30/2019	Barclays Bank PLC	USD	105,430	IDR	1,500,000,000	1,253
08/30/2019	Barclays Bank PLC	USD	231,623	TWD	7,200,000	281
08/30/2019	Citibank N.A.	CZK	43,206,000	USD	1,873,726	12,378
08/30/2019	Citibank N.A.	USD	223,451	ARS	10,781,833	12,922
08/30/2019	Citibank N.A.	USD	140,716	TWD	4,400,000	1,003
08/30/2019	Citibank N.A.	USD	358,138	ZAR	5,300,000	10,126
09/03/2019	Citibank N.A.	USD	148,359	TRY	957,855	21,021
08/30/2019	Goldman Sachs International	EUR	113,252	USD	127,384	1,734
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Emerging Markets Flexible Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/30/2019	Goldman Sachs International	PLN	200,000	USD	52,607	$971
08/30/2019	Goldman Sachs International	USD	346,645	IDR	5,000,000,000	8,967
08/30/2019	Goldman Sachs International	USD	131,310	MXN	2,600,000	3,732
08/30/2019	Goldman Sachs International	USD	356,131	RUB	23,500,000	11,655
08/30/2019	Goldman Sachs International	USD	354,939	THB	11,100,000	6,213
09/03/2019	Goldman Sachs International	USD	133,245	TRY	800,000	8,221
08/30/2019	J.P. Morgan Chase Bank, N.A.	HUF	252,200,000	USD	884,437	27,005
08/30/2019	J.P. Morgan Chase Bank, N.A.	USD	366,065	IDR	5,275,000,000	9,105
08/02/2019	Morgan Stanley Bank, N.A.	BRL	906,010	USD	238,958	1,556
08/02/2019	Morgan Stanley Bank, N.A.	USD	235,178	BRL	906,010	2,225
08/30/2019	Morgan Stanley Bank, N.A.	RUB	18,600,000	USD	291,445	346
08/30/2019	Morgan Stanley Bank, N.A.	USD	584,303	COP	1,965,100,000	13,639
08/30/2019	Morgan Stanley Bank, N.A.	USD	170,855	MXN	3,400,000	5,738
08/30/2019	Morgan Stanley Bank, N.A.	USD	716,837	MYR	3,000,000	9,818
10/31/2019	Morgan Stanley Bank, N.A.	USD	784,722	CNY	5,430,234	3,618
Subtotal—Appreciation						175,144
Currency Risk
08/30/2019	Bank of America, N.A.	USD	1,298,396	HUF	377,507,000	(14,943)
08/30/2019	Barclays Bank PLC	RUB	31,600,000	USD	482,477	(12,077)
08/30/2019	Barclays Bank PLC	USD	410,794	CZK	9,300,000	(10,142)
08/30/2019	Barclays Bank PLC	USD	286,029	RUB	18,200,000	(1,191)
08/30/2019	Barclays Bank PLC	ZAR	5,707,725	USD	390,659	(5,935)
10/31/2019	Barclays Bank PLC	CNY	4,065,000	USD	582,401	(7,740)
08/30/2019	Citibank N.A.	COP	2,214,000,000	USD	668,287	(5,392)
08/30/2019	Citibank N.A.	MXN	2,500,000	USD	129,094	(754)
08/30/2019	Citibank N.A.	TWD	11,600,000	USD	368,886	(4,737)
08/30/2019	Citibank N.A.	USD	705,319	CZK	16,100,000	(11,719)
08/30/2019	Citibank N.A.	ZAR	825,000	USD	56,499	(825)
08/30/2019	Goldman Sachs International	MXN	20,551,903	USD	1,058,685	(8,763)
08/30/2019	Goldman Sachs International	MYR	1,000,000	USD	240,558	(1,660)
08/30/2019	Goldman Sachs International	THB	16,400,000	USD	514,349	(19,246)
08/30/2019	Goldman Sachs International	USD	293,427	CZK	6,700,000	(4,786)
08/30/2019	Goldman Sachs International	ZAR	4,300,000	USD	285,844	(12,937)
10/31/2019	Goldman Sachs International	CNY	1,365,234	USD	195,000	(3,199)
08/30/2019	Morgan Stanley Bank, N.A.	IDR	29,221,186,000	USD	1,976,809	(101,467)
08/30/2019	Morgan Stanley Bank, N.A.	USD	444,265	CLP	309,062,068	(5,211)
09/04/2019	Morgan Stanley Bank, N.A.	USD	238,342	BRL	906,010	(1,459)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Emerging Markets Flexible Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/06/2019	Morgan Stanley Bank, N.A.	PEN	420,000	USD	125,030	$(1,917)
Subtotal—Depreciation						(236,100)
Total Forward Foreign Currency Contracts						$(60,956)

Abbreviations:
ARS	– Argentina Peso
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– Taiwan New Dollar
USD	– U.S. Dollar
ZAR	– South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Emerging Markets Flexible Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$9,968,927	$—	$9,968,927
U.S. Dollar Denominated Bonds & Notes	—	9,263,167	—	9,263,167
Money Market Funds	2,592,758	—	—	2,592,758
Total Investments in Securities	2,592,758	19,232,094	—	21,824,852
Other Investments - Assets*
Futures Contracts	11,670	—	—	11,670
Forward Foreign Currency Contracts	—	175,144	—	175,144
	11,670	175,144	—	186,814
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(236,100)	—	(236,100)
Total Other Investments	11,670	(60,956)	—	(49,286)
Total Investments	$2,604,428	$19,171,138	$—	$21,775,566

*	Unrealized appreciation (depreciation).
Invesco Emerging Markets Flexible Bond Fund